Loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of outstanding balance of loans

		Current liabilities		Non-current liabilities
	Average interest rate (i)	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
Quoted in the secondary market:
US$ Bonds	6.05%	–	–	7,603	7,607
R$ Debentures	7.63%	44	57	2,499	2,286
Debt contracts in Brazil in (ii):
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	10.13%	45	44	72	89
Basket of currencies and bonds in US$ indexed to SOFR		–	–	–	150
Debt contracts in the international market in:
US$, with variable and fixed interest	5.14%	800	205	6,497	6,944
Other currencies, with fixed interest	5.50%	12	12	30	43
Other currencies, with variable interest	2.76%	5	5	510	497
Accrued charges		187	195	–	–
Total		1,093	518	17,211	17,616

(i) In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable as of June 30, 2026.

(ii) The Company entered into derivatives to mitigate the exposure to cash flow variations of all floating rate debt contracted in Brazil, resulting in an average cost of 3.17% per year in US$.

Schedule of reconciliation of debt to cash flows arising from financing activities

	Principal	Estimated future interest payments (i)
2026	202	505
2027	898	991
2028	879	950
2029	3,458	915
From 2030 to 2032	4,604	1,898
2033 onwards	8,076	3,945
Total	18,117	9,204

(i) Based on interest rate curves and foreign exchange rates applicable as of June 30, 2026 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the annual financial statements.